Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Cash and cash equivalents
b.	Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits with banks and other short-term highly liquid investments with original maturities of three months or less from the date of acquisition that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Intangible assets
c.	Intangible assets:
1.	Unamortized intangible assets (licenses and patent rights):

These assets are reviewed for impairment once a year and whenever there are indicators of a possible impairment, in accordance with the provisions of IAS 36, Impairment of Assets (see also Note 10). The amortization of an asset on a straight-line basis over its useful life begins when the development procedure is completed, and the asset is available for use.

2.	Amortized intangible assets (technology, customer list and brand):

Annual amortization rates:

%

Technology	14.3
Customer list	10.0
Brand	6.7
3.	Research and development:

Research expenditures are recognized as expenses when incurred.

Impairment of non-financial assets
d.	Impairment of non-financial assets:

Goodwill, and intangible assets which are not yet available for use are not amortized and impairment in their respect is tested at least every year. Depreciable assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).

Non-financial assets that sustained impairment are reviewed for possible reversal of the impairment at each date of the statement of financial position. An impairment is tested at least every year. In addition, discretion is exercised as to whether there is an indication to examine impairment more frequently.

Investments and other financial assets
e.	Investments and other financial assets:
The Group classifies its equity investments as financial assets at fair value through profit or loss (FVPL).
Revenue recognition
f.	Revenue recognition:

The Company’s revenues are comprised of one category: licensing cloud-enabled software subscriptions.

The Company recognizes revenue in accordance with IFRS 15, “Revenue from Contracts with Customers” (“the Standard”). A contract with a customer exists only when: the parties to the contract have approved it and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“performance obligations”), the Company can determine the transaction price for the goods or services to be transferred, the contract has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

Revenues from licensing cloud-enabled software subscriptions include subscription fees from customers accessing the Company’s enterprise cloud services. Cloud services allow customers to use the Company’s software without taking possession of the software. Revenue is recognized ratably over the contract term. Substantially all of the Company’s subscription service arrangements are non-cancelable and do not contain refund-type provisions.

The Company recorded an allowance for doubtful debts in the amounts of $0 thousand and $36 thousand as of December 31, 2025, and 2024, respectively.

Share-based payment
g.	Share-based payment:

The Group operates a share-based payment plan for employees, directors, officers and other service providers who render services that are settled with the Group’s equity instruments. In this framework, the Company grants employees, directors, officers and other service providers, from time to time, and, at its discretion, options to purchase shares of the Company. The fair value of options granted is measured according to the Black-Scholes model as of the date of grant (the date of the Company’s Board of Directors’ decision unless shareholders’ approval is required) and recognized as an expense in the statement of comprehensive income (loss) and correspondingly carried to equity. The total amount recognized as an expense over the vesting term of the options (the term over which all pre-established vesting conditions are expected to be satisfied) is determined by reference to the fair value of the options granted at grant date.

At each reporting date, the Company revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions and recognizes the impact of the revision to original estimates, if any, in the statement of comprehensive income (loss) with a corresponding adjustment in equity.

When options are exercised, the Company issues new shares. The proceeds net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.

Earnings (loss) per share
h.	Earnings (loss) per share:

Basic loss per share is calculated by dividing the earnings attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares and ordinary shares that are potentially issuable in connection with service-provider share-based payment and warrants, using the treasury stock method. If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share.

Issuance of warrants
i.	Issuance of warrants:

The exercise price of the warrants issued at the Social Proxy Transaction is in NIS (different than the functional currency) and therefore these warrants are classified as a liability. The warrants issued at the fund-raising have a cashless exercise mechanism and therefore, in accordance with International Accounting Standard 32: “Financial Instruments: Presentation”, are also a financial liability.

The Company has initially recognized them at fair value as of the date of issuance (measured through third-party appraiser, using a Black-Scholes model and Black-Scholes-Merton Digital/Binary call option model).

The warrants are carried at fair value. On each reporting period, the changes in their fair value are recognized in profit or loss.

Discontinued operations
j.	Discontinued operations:

In accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, a discontinued operation is a component of the Group that has either been disposed of or is classified as held for sale, and represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held for sale.

When an operation is classified as a discontinued operation, the comparative statement of comprehensive income (loss) is re-presented as if the operation had been discontinued from the start of the comparative period. Assets and liabilities of a disposal group classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell, and are presented separately in the statement of financial position.

Consolidation
k.	Consolidation:

The consolidated financial statements comprise the financial statements of the Company and the entities controlled by the Company (its subsidiaries). In accordance with IFRS 10, Consolidated Financial Statements, control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The Group reassesses whether it controls an investee whenever facts and circumstances indicate that there are changes to one or more of the elements of control.

A subsidiary is consolidated from the date on which control is obtained by the Group and is de-consolidated from the date on which the Group loses control. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, applying uniform accounting policies. All intra-group balances, transactions, income and expenses, and any unrealized gains and losses arising from intra-group transactions, are eliminated in full on consolidation.

When the Group loses control of a subsidiary, it derecognizes the assets and liabilities of the subsidiary and any related components of equity. Any retained interest in the former subsidiary is recognized at its fair value at the date on which control is lost, and any resulting gain or loss is recognized in profit or loss. During the reporting period, the Group lost control of its subsidiary, The Social Proxy LTD, effective January 1, 2025; accordingly, Social Proxy was deconsolidated as of that date and its results are presented as a discontinued operation (see Notes 5 and 6).

Convertible loan
l.	Convertible loan:

A convertible loan is a hybrid (combined) financial instrument comprising a host debt liability and an embedded conversion feature.

On initial recognition, the Company assesses the conversion feature in accordance with IAS 32 to determine whether it represents an equity instrument or a financial liability. A conversion feature is classified as equity only if it is settled solely by the exchange of a fixed amount of cash for a fixed number of the Company’s own equity instruments (the “fixed-for-fixed” condition). As the number of ADSs to be issued upon conversion is variable — since the conversion price is determined by reference to the future market price of the Company’s ADSs, less a discount — the “fixed-for-fixed” condition is not met, the conversion feature does not qualify as equity, and the entire instrument is accounted for as a financial liability. Accordingly, no equity component is recognized in respect of the convertible loan.

Since the embedded conversion feature is not closely related to the host debt contract, it is separated from the host and accounted for under IFRS 9 as a derivative financial liability measured at fair value through profit or loss. The host debt component is subsequently measured at amortized cost using the effective interest method.

Interest expense on the host debt component is recognized in profit or loss using the effective interest method. In addition, the embedded conversion feature is remeasured to its fair value at each reporting date, and the resulting revaluation gains or losses are recognized in profit or loss.

Transaction costs directly attributable to the host liability are deducted from its initial carrying amount, while transaction costs attributable to items measured at fair value through profit or loss are recognized immediately in profit or loss.

Contingent liabilities and provisions
m.	Contingent liabilities and provisions:

A provision is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, using a discount rate that reflects current market assessments of the time value of money and the risks specific to the liability.

A contingent liability is a possible obligation that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group, or a present obligation that is not recognized because it is not probable that an outflow of resources will be required to settle it or because the amount of the obligation cannot be measured with sufficient reliability. Contingent liabilities are not recognized in the financial statements but are disclosed, unless the possibility of an outflow of resources embodying economic benefits is remote.

Business combination
a.	Business combination:

The Group implements the acquisition method to all business combinations. The acquisition date is the date on which the acquirer obtains control over the acquiree. Control exists when the Group is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. Substantive rights held by the Group and others are taken into account when assessing control.

The Group recognizes goodwill on acquisition according to the fair value of the consideration transferred including any amounts recognized in respect of rights that do not confer control in the acquiree as well as the fair value at the acquisition date of any pre-existing equity right of the Group in the acquiree, less the net amount of the identifiable assets acquired and the liabilities assumed.

The Group accounts for business combinations under the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

Subsidiaries are entities controlled by the Group. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Group.